Earnings Per Share - Antidilutive Securities Excluded from Computation of EPS Table (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Convertible preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities securities (in shares)	0	1	37
Convertible debt securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities securities (in shares)	146	146	146
Restricted stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities securities (in shares)	1	1	1
Preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities securities (in shares)	60	60	63